Goodwill and Other Intangible Assets (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Estimate of the amount and classification of amortization expense for definite-lived intangible assets
Amortization Expense, 2012	$ 784
Amortization Expense, 2013	346
Amortization Expense, 2014	271
Amortization Expense, 2015	234
Amortization Expense, 2016	193
Operations Expense, 2012	92
Operations Expense, 2013	76
Operations Expense, 2014	62
Operations Expense, 2015	51
Operations Expense, 2016	48
Interest Expense, 2012	599
Interest Expense, 2013	599
Interest Expense, 2014	599
Interest Expense, 2015	352
Interest Expense, 2016	$ 0